Warrants (Details 1) - shares	9 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Outstanding, Beginning	713,651	547,648
Issued	485,832
Exercised		(30,601)
Expired	(236,174)
Outstanding, Ending	963,309	517,047
March 2013 Warrants [Member]
Outstanding, Beginning	149,174	149,174
Issued	0
Exercised		0
Expired	(149,174)
Outstanding, Ending	0	149,174
July 2013 Warrants [Member]
Outstanding, Beginning	87,000	87,000
Issued	0
Exercised		0
Expired	(87,000)
Outstanding, Ending	0	87,000
June 2016 Warrants [Member]
Outstanding, Beginning	277,478	311,474
Issued	0
Exercised		(30,601)
Expired	0
Outstanding, Ending	277,478	280,873
October 2017 Warrants [Member]
Outstanding, Beginning	181,818
Issued	0
Expired	0
Outstanding, Ending	181,818
Placement Agent Warrants [Member]
Outstanding, Beginning	18,181
Issued	0
Expired	0
Outstanding, Ending	18,181
March 2018 Warrants [Member]
Outstanding, Beginning	0
Issued	441,666
Expired	0
Outstanding, Ending	441,666
March Placement Agent Warrants [Member]
Outstanding, Beginning	0
Issued	44,166
Expired	0
Outstanding, Ending	44,166